BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 91.3%
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 1.2%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	$6,600,000	$5,093,666	(a)
Cogent Communications Group Inc., Senior Notes	7.000%	6/15/27	7,989,000	7,637,164	(a)
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	4,530,000	2,245,793	(a)

Total Diversified Telecommunication Services				14,976,623

Entertainment - 1.7%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	19,550,000	15,711,138	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	6,469,000	5,877,281	(a)

Total Entertainment				21,588,419

Interactive Media & Services - 3.1%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	25,200,000	19,748,509	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	19,545,000	15,211,385	(a)
TripAdvisor Inc., Senior Notes	7.000%	7/15/25	3,700,000	3,696,929	(a)

Total Interactive Media & Services				38,656,823

Media - 0.5%
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	1,424,000	1,309,738	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	9,021,000	2,717,892
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	6,915,000	2,243,053

Total Media				6,270,683

TOTAL COMMUNICATION SERVICES				81,492,548

CONSUMER DISCRETIONARY - 19.4%
Automobile Components - 0.2%
Benteler International AG, Senior Secured Notes	10.500%	5/15/28	2,579,000	2,584,706	(a)

Automobiles - 1.1%
Ford Motor Credit Co. LLC, Senior Notes	5.584%	3/18/24	3,200,000	3,182,936
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	6,291,000	6,092,927
Stellantis Finance US Inc., Senior Notes	6.375%	9/12/32	4,830,000	4,758,849	(a)

Total Automobiles				14,034,712

Broadline Retail - 2.1%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	16,353,000	12,882,182
Nordstrom Inc., Senior Notes	4.250%	8/1/31	5,542,000	4,025,074
QVC Inc., Senior Secured Notes	4.750%	2/15/27	4,131,000	2,541,278

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Broadline Retail - (continued)
QVC Inc., Senior Secured Notes	4.375%	9/1/28	$6,619,000	$3,484,382
QVC Inc., Senior Secured Notes	5.450%	8/15/34	6,250,000	2,786,372

Total Broadline Retail				25,719,288

Diversified Consumer Services - 1.1%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	15,160,000	13,902,551	(a)
Graham Holdings Co., Senior Notes	5.750%	6/1/26	461,000	446,055	(a)

Total Diversified Consumer Services				14,348,606

Hotels, Restaurants & Leisure - 10.5%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	30,575,000	25,955,558	(a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	23,943,000	24,272,216	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	6,250,000	5,983,906	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	8,934,000	8,946,329	(a)
Lindblad Expeditions Holdings Inc., Senior Secured Notes	9.000%	5/15/28	5,804,000	5,797,527	(a)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	8,058,000	7,552,764	(a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	13,288,000	11,328,817	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	2,726,000	2,959,136	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	3,000,000	2,620,245	(a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	15,168,000	12,149,389	(a)
Travel + Leisure Co., Senior Secured Notes	4.500%	12/1/29	2,800,000	2,352,028	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	19,862,000	19,459,099	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,815,000	1,658,420	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	350,000	350,518	(a)

Total Hotels, Restaurants & Leisure				131,385,952

Household Durables - 0.9%
Century Communities Inc., Senior Notes	3.875%	8/15/29	2,455,000	2,033,835	(a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	8,135,000	8,198,128	(a)
MDC Holdings Inc., Senior Notes	3.966%	8/6/61	1,600,000	882,471

Total Household Durables				11,114,434

Specialty Retail - 2.9%
Arko Corp., Senior Notes	5.125%	11/15/29	16,730,000	13,512,988	(a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	2,100,000	1,862,916	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	22,955,000	20,681,218	(a)

Total Specialty Retail				36,057,122

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Textiles, Apparel & Luxury Goods - 0.6%
Crocs Inc., Senior Notes	4.250%	3/15/29	$1,000,000	$828,368	(a)
Crocs Inc., Senior Notes	4.125%	8/15/31	9,299,000	7,205,144	(a)

Total Textiles, Apparel & Luxury Goods				8,033,512

TOTAL CONSUMER DISCRETIONARY				243,278,332

CONSUMER STAPLES - 4.4%
Food Products - 0.9%
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	8,150,000	6,808,346
Pilgrim’s Pride Corp., Senior Notes	3.500%	3/1/32	5,211,000	4,035,645

Total Food Products				10,843,991

Tobacco - 3.5%
BAT Capital Corp., Senior Notes	3.734%	9/25/40	830,000	557,282
BAT Capital Corp., Senior Notes	7.079%	8/2/43	3,850,000	3,695,981
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	15,111,000	14,109,594	(a)
Vector Group Ltd., Senior Notes	10.500%	11/1/26	400,000	400,848
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	29,950,000	25,492,880	(a)

Total Tobacco				44,256,585

TOTAL CONSUMER STAPLES				55,100,576

ENERGY - 14.5%
Oil, Gas & Consumable Fuels - 14.5%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	7,577,000	7,524,491	(a)
Athabasca Oil Corp., Secured Notes	9.750%	11/1/26	1,358,000	1,412,931	(a)
Baytex Energy Corp., Senior Notes	8.750%	4/1/27	4,736,000	4,814,168	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	1,670,000	1,379,332
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	13,650,000	12,817,623	(a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	2,155,000	2,195,406	(a)
Delek Overriding Royalty Leviathan Ltd., Senior Secured Notes	7.494%	12/30/23	9,343,000	9,296,285	(b)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	4,830,000	3,691,916
Energian Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	16,555,000	15,420,983	(b)
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	10,500,000	10,342,868	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	7,377,000	7,015,306	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	4,700,000	4,745,473	(a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	3,400,000	3,320,032	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	$11,110,000	$10,568,388	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	9,070,000	8,374,748	(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	28,000,000	27,074,772	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	14,021,000	12,924,730	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	919,000	844,908	(a)
Petroleos Mexicanos, Senior Notes	5.950%	1/28/31	1,524,000	1,092,335
Petroleos Mexicanos, Senior Notes	6.700%	2/16/32	9,604,000	7,137,932
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	18,825,000	17,305,540	(a)
Var Energi ASA, Senior Notes	8.000%	11/15/32	1,515,000	1,593,333	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	2,650,000	2,232,792	(a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	8,200,000	8,125,158	(a)

TOTAL ENERGY				181,251,450

FINANCIALS - 19.9%
Banks - 2.2%
Home BancShares Inc., Subordinated Notes (3.125% to 1/30/27 then 3 mo. Term SOFR + 1.820%)	3.125%	1/30/32	1,000,000	830,683	(c)
New York Community Bancorp Inc., Subordinated Notes (5.900% to 11/6/23 then 3 mo. Term SOFR + 3.042%)	5.900%	11/6/28	3,403,000	3,230,400	(c)
Popular Inc., Senior Notes	7.250%	3/13/28	5,370,000	5,359,985
Signature Bank, Subordinated Notes (4.000% to 10/15/25 then 3 mo. AMERIBOR + 3.890%)	4.000%	10/15/30	1,500,000	41,250	*(c)(d)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	11,337,000	9,415,016	(c)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	11,287,000	9,001,383	(c)

Total Banks				27,878,717

Consumer Finance - 8.6%
Capital One Financial Corp., Senior Notes (1.343% to 12/6/23 then SOFR + 0.690%)	1.343%	12/6/24	10,000,000	9,879,768	(c)
Capital One Financial Corp., Senior Notes (6.377% to 6/8/33 then SOFR + 2.860%)	6.377%	6/8/34	8,100,000	7,650,773	(c)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - (continued)
Credit Acceptance Corp., Senior Notes	5.125%	12/31/24	$4,650,000	$4,533,772	(a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	13,460,000	12,990,235
PRA Group Inc., Senior Notes	8.375%	2/1/28	17,915,000	16,313,84	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	11,680,000	8,884,620	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	19,120,000	16,705,144	(a)
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	20,845,000	18,416,328
World Acceptance Corp., Senior Notes	7.000%	11/1/26	14,482,000	12,351,247	(a)

Total Consumer Finance				107,725,734

Financial Services - 7.7%
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	23,525,000	21,630,767	(a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	1,064,000	1,080,734	(a)
Enact Holdings Inc., Senior Notes	6.500%	8/15/25	7,240,000	7,138,237	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	17,705,000	16,521,488	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	6,050,000	5,323,605	(a)
PennyMac Financial Services Inc., Senior Notes	4.250%	2/15/29	11,850,000	9,598,760	(a)
PennyMac Financial Services Inc., Senior Notes	5.750%	9/15/31	2,990,000	2,449,361	(a)
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,595,183	(a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	4,830,000	4,377,115	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	30,900,000	26,148,816	(a)

Total Financial Services				96,864,066

Insurance - 1.4%
Fairfax Financial Holdings Ltd., Senior Notes	5.625%	8/16/32	880,000	823,063
NFP Corp., Senior Secured Notes	4.875%	8/15/28	4,380,000	3,860,926	(a)
NFP Corp., Senior Secured Notes	7.500%	10/1/30	8,419,000	8,096,235	(a)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	4,690,000	4,417,900

Total Insurance				17,198,124

TOTAL FINANCIALS				249,666,641

HEALTH CARE - 1.8%
Biotechnology - 0.9%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	10,550,000	10,840,125	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 0.9%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	$3,400,000	$2,656,148	(a)
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	10,580,000	8,668,617	(a)

Total Health Care Equipment & Supplies				11,324,765

TOTAL HEALTH CARE				22,164,890

INDUSTRIALS - 10.2%
Aerospace & Defense - 0.5%
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	6,984,000	6,868,454	(a)

Air Freight & Logistics - 1.0%
Cargo Aircraft Management Inc., Senior Notes	4.750%	2/1/28	13,890,000	12,416,474	(a)

Building Products - 1.2%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	6,125,000	6,063,750	(a)(e)
IEA Energy Services LLC, Senior Notes	6.625%	8/15/29	8,483,000	8,325,471	(a)

Total Building Products				14,389,221

Construction & Engineering - 1.4%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	18,521,000	17,638,935	(a)

Electrical Equipment - 1.9%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	2,250,000	2,225,923	(a)
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	4,000,000	3,866,971	(a)
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	9,407,000	9,070,719	(a)
WESCO Distribution Inc., Senior Notes	7.125%	6/15/25	8,372,000	8,400,641	(a)

Total Electrical Equipment				23,564,254

Ground Transportation - 1.3%
Uber Technologies Inc., Senior Notes	7.500%	5/15/25	10,400,000	10,476,700	(a)
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	3,435,000	3,478,865	(a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	2,833,000	2,859,571	(a)

Total Ground Transportation				16,815,136

Passenger Airlines - 1.6%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	20,626,000	19,440,417	(a)

Professional Services - 0.9%
Concentrix Corp., Senior Notes	6.850%	8/2/33	12,675,000	11,719,420

Trading Companies & Distributors - 0.4%
Aircastle Ltd., Senior Notes	6.500%	7/18/28	5,000,000	4,908,059	(a)

TOTAL INDUSTRIALS				127,760,370

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 2.0%
Nokia oyj, Senior Notes	6.625%	5/15/39	$13,519,000	$12,130,684
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	14,280,000	12,387,900	(a)

Total Communications Equipment				24,518,584

IT Services - 0.9%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	9,562,000	9,410,347	(a)
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	1,163,000	987,354	(a)
Twilio Inc., Senior Notes	3.625%	3/15/29	1,705,000	1,428,923

Total IT Services				11,826,624

Semiconductors & Semiconductor Equipment - 0.6%
Qorvo Inc., Senior Notes	4.375%	10/15/29	1,432,000	1,260,965
Qorvo Inc., Senior Notes	3.375%	4/1/31	5,700,000	4,520,819	(a)
SK Hynix Inc., Senior Notes	1.500%	1/19/26	2,000,000	1,797,513	(a)

Total Semiconductors & Semiconductor Equipment				7,579,297

TOTAL INFORMATION TECHNOLOGY				43,924,505

MATERIALS - 8.9%
Chemicals - 5.9%
Ashland Inc., Senior Notes	3.375%	9/1/31	7,823,000	6,091,310	(a)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	5,200,000	5,159,440	(a)
Celanese US Holdings LLC, Senior Notes	6.165%	7/15/27	3,796,000	3,745,055
FMC Corp., Senior Notes	5.650%	5/18/33	8,500,000	7,698,811
FMC Corp., Senior Notes	6.375%	5/18/53	5,000,000	4,433,108
Ingevity Corp., Senior Notes	3.875%	11/1/28	5,564,000	4,592,442	(a)
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	27,263,000	24,910,476	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	16,607,000	16,325,910	(a)
Valvoline Inc., Senior Notes	3.625%	6/15/31	1,453,000	1,127,198	(a)

Total Chemicals				74,083,750

Metals & Mining - 3.0%
ArcelorMittal SA, Senior Notes	6.800%	11/29/32	5,451,000	5,419,219
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	7,600,000	7,595,137	(a)
FMG Resources August 2006 Pty Ltd., Senior Notes	5.875%	4/15/30	6,800,000	6,226,234	(a)
FMG Resources August 2006 Pty Ltd., Senior Notes	4.375%	4/1/31	3,790,000	3,123,284	(a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	3,700,000	3,741,625	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	12,647,000	11,832,021	(a)

Total Metals & Mining				37,937,520

TOTAL MATERIALS				112,021,270

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report	7

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REAL ESTATE - 1.1%
Hotel & Resort REITs - 0.4%
XHR LP, Senior Secured Notes	4.875%	6/1/29	$6,057,000	$5,154,961	(a)

Real Estate Management & Development - 0.2%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	3,000,000	2,697,000	(a)

Specialized REITs - 0.5%
Public Storage Operating Co., Senior Notes	5.350%	8/1/53	6,000,000	5,489,163

TOTAL REAL ESTATE				13,341,124

UTILITIES - 1.1%
Water Utilities - 1.1%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	14,421,000	13,936,489	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $1,190,064,838)				1,143,938,195

SENIOR LOANS - 1.7%
CONSUMER STAPLES - 0.5%
Beverages - 0.5%
Phinia Inc., Term Loan B (3 mo. Term SOFR + 4.100%)	9.490%	6/8/28	5,750,000	5,764,375	(c)(f)(g)

FINANCIALS - 0.4%
Insurance - 0.4%
BroadStreet Partners Inc., Initial Term Loan B (1 mo. Term SOFR + 4.000%)	9.316%	1/29/29	4,987,500	4,994,258	(c)(f)(g)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Star Parent Inc., Term Loan B	—	9/19/30	4,000,000	3,916,940	(h)

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.100%)	10.416%	6/30/28	7,220,274	6,417,018	(c)(f)(g)

TOTAL SENIOR LOANS (Cost - $21,203,451)				21,092,591

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.4%
Entertainment - 0.4%
Spotify USA Inc., Senior Notes	0.000%	3/15/26	6,000,000	5,121,750

INDUSTRIALS - 0.3%
Professional Services - 0.3%
CSG Systems International Inc., Senior Notes	3.875%	9/15/28	3,400,000	3,325,540	(a)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Lumentum Holdings Inc., Senior Notes	0.500%	6/15/28	$3,000,000	$2,193,900

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $11,545,992)				10,641,190

ASSET-BACKED SECURITIES - 0.2%
Frontier Issuer LLC, 2023-1 A2 (Cost - $2,884,914)	6.600%	8/20/53	3,000,000	2,870,242	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,225,699,195)				1,178,542,218

			SHARES
SHORT-TERM INVESTMENTS - 3.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $44,056,628)	5.270%		44,056,628	44,056,628	(i)(j)

TOTAL INVESTMENTS - 97.6% (Cost - $1,269,755,823)				1,222,598,846
Other Assets in Excess of Liabilities - 2.4%				30,574,228

TOTAL NET ASSETS - 100.0%				$1,253,173,074

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of September 30, 2023.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan has not settled as of September 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(i)	Rate shown is one-day yield as of the end of the reporting period.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $44,056,628 and the cost was $44,056,628 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report	9

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

AMERIBOR	— American Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,143,938,195	—	$1,143,938,195
Senior Loans	—	21,092,591	—	21,092,591
Convertible Bonds & Notes	—	10,641,190	—	10,641,190
Asset-Backed Securities	—	2,870,242	—	2,870,242

Total Long-Term Investments	—	1,178,542,218	—	1,178,542,218

Short-Term Investments†	$44,056,628	—	—	44,056,628

Total Investments	$44,056,628	$1,178,542,218	—	$1,222,598,846

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$76,210,935	$432,272,001	432,272,001	$464,426,308	464,426,308

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,901,385	—	$44,056,628

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